Fair Value Measurements (Schedule of Financial Assets and Liabilities not Carried at Fair Value) (Details) - CAD ($) $ in Millions	Jul. 31, 2024	Oct. 31, 2023
FINANCIAL ASSETS
Total debt securities at amortized cost, net of allowance for credit losses	$ 281,320	$ 308,016
Total loans, net of allowance for loan losses	938,325	895,947
FINANCIAL LIABILITIES
Deposits	1,220,550	1,198,190
Securitization liabilities at amortized cost	12,374	12,710
Subordinated notes and debentures	9,913	9,620
Carrying value [member]
FINANCIAL ASSETS
Total debt securities at amortized cost, net of allowance for credit losses	281,320	308,016
Total loans, net of allowance for loan losses	938,325	895,947
Total financial assets not carried at fair value	1,219,645	1,203,963
FINANCIAL LIABILITIES
Deposits	1,220,550	1,198,190
Securitization liabilities at amortized cost	12,374	12,710
Subordinated notes and debentures	9,913	9,620
Total financial liabilities not carried at fair value	1,242,837	1,220,520
Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
FINANCIAL ASSETS
Total debt securities at amortized cost, net of allowance for credit losses	275,024	295,210
Total loans, net of allowance for loan losses	934,103	877,763
Total financial assets not carried at fair value	1,209,127	1,172,973
FINANCIAL LIABILITIES
Deposits	1,217,476	1,188,585
Securitization liabilities at amortized cost	12,084	12,035
Subordinated notes and debentures	9,930	9,389
Total financial liabilities not carried at fair value	1,239,490	1,210,009
Government and government-related securities [member] | Carrying value [member]
FINANCIAL ASSETS
Total debt securities at amortized cost, net of allowance for credit losses	212,557	232,093
Government and government-related securities [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
FINANCIAL ASSETS
Total debt securities at amortized cost, net of allowance for credit losses	207,852	222,699
Other debt securities [member] | Carrying value [member]
FINANCIAL ASSETS
Total debt securities at amortized cost, net of allowance for credit losses	68,763	75,923
Other debt securities [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
FINANCIAL ASSETS
Total debt securities at amortized cost, net of allowance for credit losses	$ 67,172	$ 72,511